Financial Instruments (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Financial Instruments
Cash	$ 1,582,384	$ 1,114,033
Accounts Receivable	1,643,959	739,248
Total	$ 3,226,343	$ 1,853,281